Long-Term Debt (Redemption Rights) (Detail)	12 Months Ended
Jun. 30, 2014
Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price	104.063%
Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price	102.031%
Senior Secured Notes [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price	100.00%
Senior Unsecured Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price	105.063%
Senior Unsecured Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price	102.531%
Senior Unsecured Notes [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price	100.00%